CONSOLIDATED STATEMENTS OF CASH FLOWS ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2020 USD ($)	Dec. 31, 2020 CNY (¥)	Dec. 31, 2019 CNY (¥)	Dec. 31, 2018 CNY (¥)
Cash flows from operating activities:
Net loss	$ (261,330)	¥ (1,705,176)	¥ (1,669,781)	¥ (1,878,375)
Adjustments to reconcile net loss to net cash used in operating activities
Depreciation and amortization	30,846	201,272	215,664	212,241
Share-based compensation	55,184	360,078	51,168	51,185
Loss (gain) from disposal of property and equipment	13	82	(1,442)	3,639
Valuation allowance for inventories	63	413		1,632
Foreign exchange (gain) loss			13,370	(7,151)
Allowance (reversal) for doubtful accounts			(316)	316
Impairment provision for other non-current assets				5,432
Impairment provision for property and equipment				8,481
Fair value change in foreign currency forward contract				(13,463)
Changes in operating assets and liabilities:
Accounts receivable	(55,992)	(365,350)	(7,574)	(23,714)
Inventories	(297)	(1,937)	4,001	(3,634)
Amount due from related parties	(51,749)	(337,659)	(149,319)	(110,603)
Prepayments and other current assets	(13,026)	(84,995)	(3,261)	(42,273)
Operating lease right-of-use assets	2,742	17,890
Other non-current assets	(1,040)	(6,785)	187	35
Accounts payable	601	3,922	1,262	1,516
Notes payable	26,054	170,000
Amount due to related parties	(4,580)	(29,882)	28,498	16,012
Payable to riders and drivers	51,518	336,155	101,244	15,082
Accrued expenses and other current liabilities	54,831	357,773	127,493	(28,174)
Deferred tax liabilities	(788)	(5,143)	(9,032)	(27,539)
Operating lease liabilities	(2,891)	(18,865)
Net cash used in operating activities	(169,841)	(1,108,207)	(1,297,838)	(1,819,355)
Cash flows from investing activities:
Proceeds from disposal of short-term investments	1,120,785	7,313,119	4,444,043	7,489,577
Purchase of short-term investments	(1,091,047)	(7,119,080)	(4,680,033)	(7,909,057)
Purchase of long-term time deposits	(61,303)	(400,000)
Purchase of property and equipment and intangible assets	(3,661)	(23,890)	(31,762)	(32,861)
Proceeds from disposal of property and equipment	14	94	292	649
Proceeds from disposal of foreign currency forward contract				36,310
Net cash used in investing activities	(35,212)	(229,757)	(267,460)	(415,382)
Cash flows from financing activities:
Proceeds from short-term loan	91,954	600,000
Repayment of short-term loan				(354,499)
Proceeds from public offerings, net of issuance costs paid of RMB38,821	793,029	5,174,508
Proceeds from exercise of share options	1,058	6,904
Proceeds from subscription receivable	5	35
Proceeds from stock sold on behalf of employees	16,874	110,103
Proceeds from issuance of convertible redeemable preferred shares, net of issuance costs paid of RMB 9,689				3,402,611
Net cash provided by financing activities	902,920	5,891,550		3,048,112
Effect of foreign exchange rate changes on cash, cash equivalents and restricted cash	(28,914)	(188,664)	(22,575)	11,363
Net increase (decrease) in cash, cash equivalents and restricted cash	668,953	4,364,922	(1,587,873)	824,738
Cash and cash equivalents and restricted cash, beginning of the year	177,185	1,156,133	2,744,006	1,919,268
Cash and cash equivalents and restricted cash, end of the year	$ 846,138	¥ 5,521,055	¥ 1,156,133	¥ 2,744,006